Fair values of financial instruments carried at fair value - Movement in Level 3 financial instruments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Reconciliation of changes in fair value measurement, assets [abstract]
– financial investments: fair value gains/(losses)	$ 2,141	$ 490	$ (658)
– cash flow hedges: fair value gains/(losses)	241	9	(276)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– cash flow hedges: fair value gains/(losses)	241	9	(276)
Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	16,674
Financial assets	16,553	16,674
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	7,142
Financial liabilities	7,478	7,142
Trading liabilities | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	84,431
Financial liabilities	94,149	84,431
Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– cash flow hedges: fair value gains/(losses)			0
– exchange differences	(1)	(1)	(2)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	58	75	93
Total gains/(losses) recognised in profit or loss	(4)	(2)	(2)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(1)	(1)	(2)
– cash flow hedges: fair value gains/(losses)			0
– exchange differences	(1)	(1)	(2)
Purchases	5	1	2
New issuances	0	1	5
Sales	(9)	(7)	(4)
Settlements	0	0	0
Transfers out	(9)	(7)	(17)
Transfers in	9	0	0
Financial liabilities	49	58	75
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(23)	0	(5)
Designated at fair value | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	148,505
Financial liabilities	165,104	148,505
Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– cash flow hedges: fair value gains/(losses)			0
– exchange differences	(6)	(72)	(72)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	5,328	4,355	4,107
Total gains/(losses) recognised in profit or loss	246	(177)	(460)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(6)	(72)	(72)
– cash flow hedges: fair value gains/(losses)			0
– exchange differences	(6)	(72)	(72)
Purchases	118	30	46
New issuances	818	1,133	1,309
Sales	(180)	0	0
Settlements	(396)	140	(172)
Transfers out	(550)	(633)	(479)
Transfers in	18	552	76
Financial liabilities	5,396	5,328	4,355
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(7)	192	82
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	205,835
Financial liabilities	229,903	205,835
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
– cash flow hedges: fair value gains/(losses)			2
– exchange differences	(10)	(48)	(36)
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities	1,756	1,870	1,949
Total gains/(losses) recognised in profit or loss	591	440	(185)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(10)	(48)	(34)
– cash flow hedges: fair value gains/(losses)			2
– exchange differences	(10)	(48)	(36)
Purchases	0	0	0
New issuances	0	0	0
Sales	0	0	0
Settlements	(136)	(335)	317
Transfers out	(189)	(229)	(235)
Transfers in	21	58	58
Financial liabilities	2,033	1,756	1,870
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(320)	(240)	(111)
Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	2,000	2,228
Total gains/(losses) recognised in profit or loss		(2)
Total gains/(losses) recognised in other comprehensive income (‘OCI’)		(47)
– financial investments: fair value gains/(losses)		(42)
– exchange differences		(5)
Purchases		33
New issuances		0
Sales		(27)
Settlements		(71)
Transfers out		(312)
Transfers in		198
Financial assets		2,000	2,228
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– exchange differences		(5)
Financial investments
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	344,767
Financial assets	346,887	344,767
Financial investments | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	344,767
Financial assets	346,887	344,767
Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	2,000	2,228	1,767
Total gains/(losses) recognised in profit or loss	0		253
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	191		64
– financial investments: fair value gains/(losses)	193		57
– cash flow hedges: fair value gains/(losses)			0
– exchange differences	(2)		7
Purchases	243		242
New issuances	0		0
Sales	(6)		(24)
Settlements	(240)		(70)
Transfers out	(4)		(373)
Transfers in	179		369
Financial assets	2,363	2,000	2,228
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		0
Reconciliation of changes in fair value measurement, liabilities [abstract]
– cash flow hedges: fair value gains/(losses)			0
– exchange differences	(2)		7
Trading assets | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	238,130
Financial assets	271,424	238,130
Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	6,759	6,547	5,080
Total gains/(losses) recognised in profit or loss	(2)	56	228
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(18)	(73)	(201)
– financial investments: fair value gains/(losses)	0	0	0
– cash flow hedges: fair value gains/(losses)			0
– exchange differences	(18)	(73)	(201)
Purchases	1,145	345	4,032
New issuances	154	0	975
Sales	(487)	(377)	(1,212)
Settlements	(1,691)	(339)	(1,682)
Transfers out	(409)	(461)	(941)
Transfers in	222	1,061	268
Financial assets	5,673	6,759	6,547
Unrealised gains/(losses) recognised in profit or loss relating to assets held	2	42	(47)
Reconciliation of changes in fair value measurement, liabilities [abstract]
– cash flow hedges: fair value gains/(losses)			0
– exchange differences	(18)	(73)	(201)
Designated and otherwise mandatorily measured at fair value through profit or loss | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	41,111
Financial assets	41,043	41,111
Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	5,492	5,006	3,958
Total gains/(losses) recognised in profit or loss	195	363	245
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	6	(15)	(92)
– financial investments: fair value gains/(losses)	0	0	0
– cash flow hedges: fair value gains/(losses)			6
– exchange differences	6	(15)	(98)
Purchases	1,145	971	1,201
New issuances	0	0	0
Sales	(87)	(297)	(98)
Settlements	(184)	(328)	(213)
Transfers out	(20)	(254)	(31)
Transfers in	40	46	36
Financial assets	6,587	5,492	5,006
Unrealised gains/(losses) recognised in profit or loss relating to assets held	67	22	177
Reconciliation of changes in fair value measurement, liabilities [abstract]
– cash flow hedges: fair value gains/(losses)			6
– exchange differences	6	(15)	(98)
Derivatives | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	207,825
Financial assets	233,621	207,825
Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets	2,423	2,470	2,444
Total gains/(losses) recognised in profit or loss	(9)	471	126
Total gains/(losses) recognised in other comprehensive income (‘OCI’)	(6)	(57)	(56)
– financial investments: fair value gains/(losses)	0	0	0
– cash flow hedges: fair value gains/(losses)			6
– exchange differences	(6)	(57)	(62)
Purchases	0	0	0
New issuances	0	0	0
Sales	0	0	0
Settlements	94	(328)	137
Transfers out	(622)	(138)	(199)
Transfers in	50	5	18
Financial assets	1,930	2,423	2,470
Unrealised gains/(losses) recognised in profit or loss relating to assets held	257	298	44
Reconciliation of changes in fair value measurement, liabilities [abstract]
– cash flow hedges: fair value gains/(losses)			6
– exchange differences	(6)	(57)	(62)
Net income from financial instruments held for trading or managed on a fair value basis | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	(4)	(2)	(2)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(23)	0	(5)
Net income from financial instruments held for trading or managed on a fair value basis | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
Net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	591	440	(185)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(320)	(240)	(111)
Net income from financial instruments held for trading or managed on a fair value basis | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Net income from financial instruments held for trading or managed on a fair value basis | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0		0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		0
Net income from financial instruments held for trading or managed on a fair value basis | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(2)	56	228
Unrealised gains/(losses) recognised in profit or loss relating to assets held	2	42	(47)
Net income from financial instruments held for trading or managed on a fair value basis | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
Net income from financial instruments held for trading or managed on a fair value basis | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	(9)	471	126
Unrealised gains/(losses) recognised in profit or loss relating to assets held	257	298	44
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	246	(177)	(460)
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	(7)	192	82
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to liabilities held	0	0	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0
Unrealised gains/(losses) recognised in profit or loss relating to assets held		0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0		0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0		0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	0	0	0
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	195	363	245
Unrealised gains/(losses) recognised in profit or loss relating to assets held	67	22	177
Changes in fair value of other financial instruments mandatorily measured at fair value through profit or loss | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss	0	0	0
Unrealised gains/(losses) recognised in profit or loss relating to assets held	$ 0	0	0
Gains less losses from financial investments at fair value through other comprehensive income | Trading liabilities | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		0	0
Gains less losses from financial investments at fair value through other comprehensive income | Designated at fair value | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		0	0
Gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, liabilities [abstract]
Total gains/(losses) recognised in profit or loss		0	0
Gains less losses from financial investments at fair value through other comprehensive income | Available for sale | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		(2)
Gains less losses from financial investments at fair value through other comprehensive income | Financial investments | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss			253
Gains less losses from financial investments at fair value through other comprehensive income | Trading assets | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0	0
Gains less losses from financial investments at fair value through other comprehensive income | Designated and otherwise mandatorily measured at fair value through profit or loss | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		0	0
Gains less losses from financial investments at fair value through other comprehensive income | Derivatives | Level 3 | Recurring fair value measurement
Reconciliation of changes in fair value measurement, assets [abstract]
Total gains/(losses) recognised in profit or loss		$ 0	$ 0